TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other receivables [abstract]
Schedule of trade and other receivables

	December 31, 2017	December 31, 2016
	$	$
Trade receivables	14,848	35,590
Value added tax receivables (note 11)	7,004	13,462
Prepayments and deposits	8,875	6,101
Income tax receivable	1,213	2,638
Other taxes receivable	4,824	—
Other receivables	1,288	646
	38,052	58,437